Reporting Entity - Condensed Financial Information of the Significant Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Total Assets	₩ 30,107,783	₩ 30,515,255
Total Liabilities	17,152,491	18,687,621
Total equity	12,955,292	11,827,634	₩ 12,228,399	₩ 12,155,196
Revenue	17,269,647	18,012,897	17,658,877
Profit	375,084	1,387,095	1,145,937
SK Telink Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	205,972	210,962	213,920
Total Liabilities	62,038	63,558	65,049
Total equity	143,934	147,404	148,871
Revenue	345,910	341,838	309,091
Profit	8,946	14,323	17,761
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	6,824,041	6,806,280	6,442,611
Total Liabilities	4,011,668	3,760,426	3,323,156
Total equity	2,812,373	3,045,854	3,119,455
Revenue	4,540,603	4,415,270	4,281,932
Profit	141,489	263,967	213,905
PS&Marketing Corporation [member]
Disclosure of subsidiaries [line items]
Total Assets	454,512	448,887	451,549
Total Liabilities	210,013	218,885	224,042
Total equity	244,499	230,002	227,507
Revenue	1,383,335	1,382,361	1,353,321
Profit	13,748	63	4,681
SERVICE ACE Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	97,050	74,676	83,395
Total Liabilities	68,222	49,818	54,888
Total equity	28,828	24,858	28,507
Revenue	184,525	191,376	197,598
Profit	2,356	2,585	2,822
SERVICE TOP Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	69,385	60,073	71,196
Total Liabilities	46,453	42,479	47,641
Total equity	22,932	17,594	23,555
Revenue	154,764	166,699	178,423
Profit	1,103	969	1,738
SK O&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	124,327	130,618	140,942
Total Liabilities	87,023	94,807	98,346
Total equity	37,304	35,811	42,596
Revenue	381,574	351,721	345,617
Profit	630	689	2,614
Home & Service Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	148,382	139,664	165,667
Total Liabilities	110,021	107,379	112,025
Total equity	38,361	32,285	53,642
Revenue	516,346	495,546	490,094
Profit	1,557	3,947	1,297
SK stoa Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	134,596	116,785	94,041
Total Liabilities	67,405	56,192	37,253
Total equity	67,191	60,593	56,788
Revenue	313,050	302,332	301,496
Profit	6,518	4,354	(1,427)
SK m&service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	0	164,772	153,660
Total Liabilities	0	100,230	88,195
Total equity	0	64,542	65,465
Revenue	46,240	246,999	247,479
Profit	₩ (4,407)	₩ 220	₩ 1,253